NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Other Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 589	€ 603	€ 1,613
Ending balance	15	589	603
GROSS VALUE
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,877	1,876	1,833
Increase	0	2	16
Decrease	(201)	0	0
FX rate impact	1	(1)	0
Reclassification	(2)	0	27
Ending balance	1,675	1,877	1,876
ACCUMULATED AMORTIZATION AND DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,288)	(1,273)	(220)
Decrease	199	0	0
FX rate impact	0	1	0
Increase	(571)	(16)	(1,053)
Ending balance	(1,660)	(1,288)	(1,273)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	587	603	1,613
Ending balance	13	587	603
Other intangible assets | GROSS VALUE
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,875	1,876	1,833
Increase	0	0	16
Decrease	(201)	0	0
FX rate impact	1	(1)	0
Reclassification	(2)	0	27
Ending balance	1,673	1,875	1,876
Other intangible assets | ACCUMULATED AMORTIZATION AND DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,288)	(1,273)	(220)
Decrease	199	0	0
FX rate impact	0	1	0
Increase	(571)	(16)	(1,053)
Ending balance	(1,660)	(1,288)	(1,273)
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2	0	0
Ending balance	2	2	0
Intangible assets in progress | GROSS VALUE
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2	0	0
Increase	0	2	0
Decrease	0	0	0
FX rate impact	0	0	0
Reclassification	0	0	0
Ending balance	2	2	0
Intangible assets in progress | ACCUMULATED AMORTIZATION AND DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	0
Decrease	0	0	0
FX rate impact	0	0	0
Increase	0	0	0
Ending balance	€ 0	€ 0	€ 0